UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2011

Date of reporting period:  November 30, 2010

Item 1. Schedule of Investments.

Geneva Advisors Equity Income Fund
Schedule of Investments
November 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 74.53%
Aerospace Product and Parts Manufacturing - 3.00%
United Technologies Corp.	8,678	$653,193
Beverage Manufacturing - 3.00%
Coca-Cola Co.	10,347	653,620
Direct Selling Establishments - 1.46%
Inergy LP	8,170	318,793
Electric Power Generation, Transmission and Distribution - 6.26%
CPFL Energia SA - ADR	9,552	678,288
ITC Holdings Corp.	11,304	684,457
		1,362,745
Household Appliance Manufacturing - 2.81%
National Presto Industries, Inc.	5,278	612,776
Limited-Service Eating Places - 3.76%
McDonald's Corp.	10,446	817,922
Local Messengers and Local Delivery - 3.19%
United Parcel Service, Inc.	9,907	694,778
Natural Gas Distribution - 3.02%
Energy Transfer Partners LP	12,986	658,001
Oil and Gas Extraction - 7.91%
Baytex Energy Trust	14,702	619,248
Enterprise Products Partners LP	26,241	1,104,221
		1,723,469
Other Electrical Equipment and Component Manufacturing - 4.67%
Emerson Electric Co.	18,485	1,017,969
Other Pipeline Transportation - 4.61%
Plains All American Pipeline LP	16,334	1,004,541
Petroleum & Coal Products Manufacturing - 3.81%
Chevron Corp.	10,233	828,566
Pipeline Transportation of Crude Oil - 5.19%
Magellan Midstream Partners LP	20,163	1,129,128
Pipeline Transportation of Natural Gas - 4.20%
Buckeye Partners LP	8,887	604,938
Williams Partners LP	6,602	310,624
		915,562
Securities and Commodity Contracts Intermediation and Brokerage - 3.74%
T. Rowe Price Group, Inc.	13,967	814,695
Semiconductor & Other Electronic Component Manufacturing - 3.85%
Microchip Technology, Inc.	24,976	839,443
Support Activities for Mining - 2.88%
Seadrill Limited	20,137	626,059
Tobacco Manufacturing - 3.81%
Philip Morris International, Inc.	14,581	829,513
Wireless Telecommunications Carriers (except Satellite) - 3.36%
American Tower Corp. (a)	14,461	731,293
TOTAL COMMON STOCKS (Cost $14,838,085)		16,232,066

REAL ESTATE INVESTMENT TRUSTS - 20.55%
Annaly Capital Management, Inc.	20,264	368,602
Digital Realty Trust, Inc.	16,860	885,487
HCP, Inc.	24,332	801,253
Simon Property Group, Inc.	11,571	1,139,744
Taubman Centers, Inc.	7,702	373,778
Vornado Realty Trust	11,119	907,088
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,495,966)		4,475,952

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 3.08%
Money Market Funds - 3.08%
Fidelity Institutional Money Market Portfolio	$672,148	672,148
TOTAL SHORT TERM INVESTMENTS (Cost $672,148)		672,148
Total Investments (Cost $20,006,199) - 98.16%		21,380,166
Other Assets in Excess of Liabilities - 1.84%		399,781
TOTAL NET ASSETS - 100.00%		$21,779,947

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.

The cost basis of investments for federal income tax purposes at November 30, 2010 was as follows*:

Cost of investments	$20,006,199
Gross unrealized appreciation	1,624,944
Gross unrealized depreciation	(250,977)
Net unrealized appreciation	$1,373,967

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
Tax adjustments will be made as part of the Fund's first annual report, which will be dated August 31, 2011.

Summary of Fair Value Exposure at November 30, 2010

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2010, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stock	$16,232,066	$-	$-	$16,232,066
Real Estate Investment Trust	4,475,952	-	-	4,475,952
Total Equity	$20,708,018	$-	$-	$20,708,018

Short-Term Investments	672,148	-	-	672,148

Total Investments in Securities	$21,380,166	$-	$-	$21,380,166

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2010.

Geneva Advisors All Cap Growth Fund
Schedule of Investments
November 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.78%
Activities Related to Credit Intermediation - 2.53%
Mastercard, Inc.	6,293	$1,491,630
Agriculture, Construction, and Mining Machinery Manufacturing - 2.05%
FMC Technologies, Inc. (a)	14,336	1,207,665
Basic Chemical Manufacturing - 1.04%
Praxair, Inc.	6,680	614,894
Computer and Peripheral Equipment Manufacturing - 8.33%
Apple, Inc. (a)	10,568	3,288,233
NetApp, Inc. (a)	31,772	1,618,148
		4,906,381
Computer Systems Design and Related Services - 17.35%
Cognizant Technology Solutions Corp. (a)	27,259	1,771,290
F5 Networks, Inc. (a)	16,820	2,218,222
priceline.com, Inc. (a)	5,683	2,239,386
Quality Systems, Inc.	17,841	1,150,566
VanceInfo Technologies, Inc. - ADR (a)	32,136	1,208,635
VMware, Inc. (a)	20,056	1,634,965
		10,223,064
Depository Credit Intermediation - 2.60%
HDFC Bank Ltd. - ADR	8,679	1,530,542
Electronic Shopping and Mail-Order Houses - 7.69%
Amazon.com, Inc. (a)	14,066	2,467,176
MercadoLibre, Inc. (a)	18,053	1,148,532
Sotheby's	22,825	915,511
		3,382,687
Full-Service Restaurants - 6.17%
Chipotle Mexican Grill, Inc. (a)	12,555	3,245,342
Country Style Cooking Restaurant - ADR (a)	17,704	388,957
		3,634,299
Hotels, Restaurants & Leisure - 2.88%
Las Vegas Sands Corp. (a)	33,938	1,699,615
Management, Scientific, and Technical Consulting Services - 3.57%
Salesforce.com, Inc. (a)	15,096	2,101,665
Medical Equipment and Supplies Manufacturing - 1.17%
Intuitive Surgical, Inc. (a)	2,641	687,426
Metal Ore Mining - 2.61%
Freeport-McMoRan Copper & Gold Inc.	15,154	1,535,403
Newspaper, Periodical, Book, and Directory Publishers - 1.11%
MSCI, Inc. (a)	19,130	651,568
Offices of Real Estate Agents and Brokers - 1.73%
Jones Lang LaSalle, Inc.	12,765	1,018,902
Oil and Gas Extraction - 2.24%
Continental Resources, Inc. (a)	24,655	1,317,810
Other Fabricated Metal Product Manufacturing - 3.01%
Be Aerospace, Inc. (a)	49,988	1,774,574
Other Food Manufacturing - 3.83%
Green Mountain Coffee Roasters, Inc. (a)	60,812	2,254,909
Other Information Services - 6.87%
Baidu, Inc. - ADR (a)	26,520	2,789,639
Google, Inc. (a)	2,267	1,259,794
		4,049,433
Pesticide, Fertilizer, and Other Agricultural Chemical Manufacturing - 2.12%
Mosaic Co.	18,503	1,251,358
Scientific Research and Development Services - 1.76%
Celgene Corp. (a)	17,462	1,036,893
Securities and Commodity Contracts Intermediation and Brokerage - 2.85%
T. Rowe Price Group, Inc.	28,756	1,677,337
Software Publishers - 6.10%
Rovi Corp. (a)	37,363	2,061,316
SXC Health Solutions Corp. (a)	39,965	1,532,658
		3,593,974
Travel Arrangement and Reservation Services - 4.13%
Ctrip.com International, Ltd. - ADR (a)	32,683	1,432,169
OpenTable, Inc. (a)	13,801	1,001,125
		2,433,294
Waste Treatment and Disposal - 3.04%
Stericycle, Inc. (a)	24,254	1,792,371
TOTAL COMMON STOCKS (Cost $40,404,789)		57,016,226

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 2.95%
Money Market Funds - 2.95%
Fidelity Institutional Money Market Portfolio	$1,735,980	1,735,980
TOTAL SHORT TERM INVESTMENTS (Cost $1,735,980)		1,735,980

Total Investments (Cost $42,140,769) - 99.73%		58,752,206
Other Assets in Excess of Liabilities - 0.27%		160,274
TOTAL NET ASSETS - 100.00%		$58,912,480

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.

The cost basis of investments for federal income tax purposes at November 30, 2010 was as follows*:

Cost of investments	$42,140,769
Gross unrealized appreciation	17,068,725
Gross unrealized depreciation	(457,288)
Net unrealized appreciation	$16,611,437

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at November 30, 2010

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2010, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stock	$57,016,226	$-	$-	$57,016,226
Total Equity	57,016,226	-	-	57,016,226

Short-Term Investments	1,735,980	-	-	1,735,980

Total Investments in Securities	$58,752,206	$-	$-	$58,752,206

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2010.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By   /s/ Joseph Neuberger
              Joseph Neuberger, President

Date   1/24/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ Joseph Neuberger
               Joseph Neuberger, President

Date   1/24/11

By  /s/ John Buckel
             John Buckel, Treasurer

Date  1/24/11